Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense [Abstract]
Current Federal (Benefit) Expense	$ (3,588)	$ 311,174	$ (1,037,717)
Deferred Federal (Benefit) Expense	1,204,439	867,006	639,607
Federal Income Tax (Benefit) Expense	1,198,325	1,178,180	(398,110)
Current State Income Tax (Benefit) Expense	2,526	(74,297)	(61,104)
Income Tax Expense	1,200,851	1,103,883	(459,214)
Difference between financial statement tax expense and amount computed by applying the federal statutory rates to income before income taxes
Statutory Federal Income Taxes	1,306,331	1,228,538	5,101
Tax-Exempt Interest	(94,891)	(126,468)	(117,586)
Interest Expense Disallowance	4,908	8,751	8,400
Premiums on Officers' Life Insurance	(59,603)	(52,431)	(134,106)
Meal and Entertainment Disallowance	25,567	20,693	24,972
Other	16,013	99,097	(184,891)
Actual Federal Income Taxes	1,198,325	1,178,180	(398,110)
Deferred Tax Assets [Abstract]
Allowance for Loan Losses	4,330,553	5,320,862
Other Real Estate	1,668,653	1,012,326
Deferred Compensation	342,547	386,225
Restricted Stock	0	508,547
Goodwill	345,762	392,124
Net Operating Loss Carryforward	2,310,708	2,992,777
Other	529,706	559,836
Total Deferred Tax Assets	9,527,929	11,172,697
Deferred Tax Liabilities [Abstract]
Premises and Equipment	(1,232,905)	(1,195,334)
Vested Restricted Stock	0	(476,540)
Other	(4,185)	(4,185)
Total Deferred Tax Liabilities	(1,237,090)	(1,676,059)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	77,177	(983,807)
Net Deferred Tax Assets	8,368,016	8,512,831
Unrecognized Taxes [Abstract]
Balance, Beginning	33,368	78,121
Position Taken During the Current Year	11,794	14,275
Reductions Resulting from Lapse of Statutes of Limitation	(6,486)	(59,028)
Balance, Ending	38,676	33,368	78,121
Net reduction in income tax benefits	5,308	(44,753)
Cumulative federal net operating Loss Carryforwards	$ 4,299,505
Cumulative federal net operating Loss Carryforwards expires	2021